Share-Based Payments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Option Activity
The following tables present information concerning outstanding stock options issued by currency:

Year ended	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price (CAD)	Number of stock options	Weighted average exercise price (CAD)
		$		$
Beginning balance	3,079,598	3.19	2,607,528	3.10
Granted	626,230	3.25	774,202	3.23
Forfeited	(67,500)	3.60	(148,000)	3.20
Expired	(85,000)	3.65	—	—
Exercised	(152,632)	2.27	(154,132)	(1.92)
Ending balance	3,400,696	3.23	3,079,598	3.19
Exercisable at year end	1,464,014	3.42	1,289,896	3.22

Year ended	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price (USD)	Number of stock options	Weighted average exercise price (USD)
		$		$
Beginning balance	1,004,484	2.63	917,653	3.08
Granted	265,125	2.50	299,100	2.66
Forfeited	(94,475)	2.91	(44,167)	3.80
Expired	(90,959)	2.92	(166,852)	4.84
Exercised	—	—	(1,250)	1.67
Ending balance	1,084,175	2.55	1,004,484	2.63
Exercisable at year end	284,400	2.81	237,909	3.00

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted
The assumptions used to determine the 2023 and 2022 stock options grant date fair values using the Black-Scholes stock option pricing model were as follows:

Year ended	March 31,
	2023	2022
Weighted average assumptions
Share price	$3.25	$3.23
Exercise price	$3.25	$3.23
Risk-free interest rate	3.50%	1.25%
Expected volatility (a)	35.0%	34.7%
Dividend yield	—	—
Expected option life (years)	6.6	6.6
Vesting conditions – time (years)	3.3	3.2

(a) Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2023		March 31, 2022
Exercise price range (CAD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	735,264	5.44	892,896	5.52
2.56 to 2.96	295,000	2.63	298,500	3.64
2.97 to 3.30	1,366,432	8.15	760,202	8.26
3.31 to 3.95	564,000	5.48	673,000	5.71
3.96 to 4.55	440,000	5.59	455,000	6.59
	3,400,696	6.31	3,079,598	6.21

As at	March 31, 2023		March 31, 2022
Exercise price range (USD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	175,000	7.23	180,000	8.23
2.26 to 2.75	665,425	8.20	513,525	7.22
2.76 to 3.85	243,750	5.96	305,000	6.94
3.86 to 5.45	—	—	5,959	0.81
	1,084,175	7.54	1,004,484	7.28

Summary of DSU Activity
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2023	2022
Beginning balance	439,521	330,246
Granted to non-employee directors	227,453	173,149
Settled	—	(63,874)
Ending balance	666,974	439,521